Description of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 23, 2021
Business Description And Basis Of Presentation [Line Items]
Redeemable noncontrolling interest, equity, carrying amount		$ 0			$ 0
Proceeds from short term debt			$ 166,000			$ 0	$ 166,000	$ 166,000	$ 0
Debt issuance costs incurred			1,000
Change in fair value of redeemable non controlling interests									3,903
Accumulated deficit						(324,756)		(291,628)	(213,632)
Investments and cash						$ 235,100		101,300
Debt securities, available-for-sale, noncurrent								$ 16,793
ADR [Member] | IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Number of new stock issued during the period		7,000,000
Shares issued, price per share		$ 18			$ 18
Cash received on stock transaction after deduction of issuance costs		$ 113,200
Underwriting discounts and commissions		8,800
Offering related transaction costs		$ 4,000
ADR [Member] | Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Number of new stock issued during the period	892,831	892,831
Shares issued, price per share	$ 18
Cash received on stock transaction after deduction of issuance costs	$ 14,900
Convertible Preferred Stock [Member]
Business Description And Basis Of Presentation [Line Items]
Conversion of temporary to permanent equity shares		193,511,558
Temporary equity, shares outstanding		0			0
Ambrx Shanghai [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Noncontrolling owner										11.00%
Ambrx Shanghai [Member]
Business Description And Basis Of Presentation [Line Items]
Purchase of non controlling interest by parent			190,000
Repayment of promissory note				$ 24,000
Reduction of shareholders equity capital reduction				$ 166,000
Payments for repurchase of redeemable noncontrolling interest					$ 21,000
Shares issued during the period for repurchase of non controlling redeemable interest shares					2,004,879
Shares issued during the period for repurchase of non controlling redeemable interest value					$ 2,100
Redeemable non controlling interests liability fair value										$ 43,400
Decrease in fair value of redeemable non controlling interests			300
Change in fair value of redeemable non controlling interests									$ 3,900
Forward contract indexed to equity cash settled during the period					21,000
Reclassification of forward sale contract to additional paid in capital					$ 26,300
Ambrx Shanghai [Member] | Forward Purchase Contract [Member]
Business Description And Basis Of Presentation [Line Items]
Forward contract indexed to equity, settlement, cash, amount										36,700
Ambrx Shanghai [Member] | Forward Sale Contract [Member]
Business Description And Basis Of Presentation [Line Items]
Forward contract indexed to equity, settlement, cash, amount										$ 36,000
Ambrx Shanghai [Member] | Forward Purchase Contract and Forward Sale Contract [Member]
Business Description And Basis Of Presentation [Line Items]
Forward contract indexed to equity, settlement, cash, effect of change in fair value of share			$ 15,700
Ambrx Shanghai [Member] | Ambrx Biopharma Inc. [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Parent								100.00%
Ambrx HK [Member] | Ambrx Biopharma Inc. [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Parent								100.00%
Ambrx US [Member] | Ambrx HK [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Parent								100.00%
Ambrx US [Member] | Ambrx Cayman [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Parent						100.00%
Ambrx AU [Member] | Ambrx US [Member]
Business Description And Basis Of Presentation [Line Items]
Subsidiary ownership percentage, Parent						100.00%		100.00%